LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
LONG-TERM INVESTMENTS [Abstract]
Schedule of long-term investments
		As of December 31,
	Note	2015	2016

Equity method investments:
Social Finance Inc. ("SoFi")	(i)	$235,920	$231,952
Eall (Tianjin) Network Technology Co., Ltd. ("Eall Network")	(xvi)	-	18,137
Hayman Credes Offshore Fund, LP ("Hayman")	(ii)	29,678	-
Rise Companies Corp. ("Rise")	(iii)	15,144	14,326
Golden Axe	(iv)	1,143	16,243
Others	(v)	90,832	77,068

Total equity method investments		372,717	357,726

Cost method investments:
Hylink Advertising Co., Ltd. ("Hylink")	(vi)	2,315	2,161
StoreDot Ltd. ("StoreDot")	(vii)	10,001	10,001
GoGo Tech Holdings Limited ("GoGo")	(viii)	16,100	11,127
Motif Investing Inc. ("Motif")	(ix)	40,000	7,700
LendingHome Corporation ("LendingHome")	(x)	65,843	65,843
Credit Shop Inc. ("Credit Shop")	(xi)	15,000	35,000
Eunke Technology Ltd. ("Eunke")	(xii)	25,000	25,000
Others	(xiii)	31,456	37,605

Total cost method investments		205,715	194,437

Held-to-maturity investments:
SoFi Loan Notes.	(xiv)	5,879	-

Available-for-sale investments:
Snowball Finance Inc. ("Snowball")	(xv)	35,534	36,337
Eall Technology Limited ("Eall")	(xvi)	20,829	2,892
268V Limited	(xvii)	98,782	24,170
Omni Prime Inc. ("Omni")	(xviii)	28,866	27,053
Zhu Chao Holding Company Limited ("Zhu Chao")	(xix)	15,000	18,722
Others	(xx)	26,767	34,011

Total available-for-sale investments		225,778	143,185

Warrant:
Warrant of Snowball	(xv)	901	-

Total long-term investments		$810,990	$695,348

Equity method investments

(i)
In September 2012, March 2014, January 2015, and October 2015, the Company entered into agreements to purchase 5,573,719 Series B Preferred Shares, 6,020,695 Series D Preferred Shares, 2,361,116 Series E Preferred Shares and 9,507,933 Series F Preferred Shares issued by SoFi at a price of $8.791258 per Series B Share, $3.453 per Series D Share, $9.4578 per Series E Share and $15.7763 per Series F Share for a total consideration of $242,120. In November 2012, SoFi split 1 Series B Preferred Share into 4 Series B Preferred Shares and the Company held 22,294,876 Series B Preferred Shares after that. The Company held 21.20% and 21.06% equity interest of SoFi as of December 31, 2015 and 2016, respectively and recognized its share of gain in SoFi of $3,902 and loss of $3,968 for the years ended December 31, 2015 and 2016, respectively. In April 2017, the Company disposed 5,719,986 preferred shares of SoFi for total net proceeds of $91,926.

(ii)
In December 2014, the Company invested $30,000 in Hayman which is a Cayman Islands exempted limited partnership and served as a limited partner. The Company recognized its share of loss of $322 and $157 for the years ended December 31, 2015 and 2016, respectively. From February to April 2016, the Company withdrew all of its investment in Hayman and received total proceeds of $29,521.

(iii)
In April 2014, the Company entered into an agreement to purchase 7,856,395 Series A Preferred Shares issued by Rise at a price of $2.1872 per share for a total consideration of $17,183. The Company held 25.30% equity interest of Rise as of December 31, 2016 and recognized its share of loss of $882 and $818 for the years ended December 31, 2015 and 2016, respectively.

(iv)
In January 2015, the Company entered into an agreement to purchase 2,000,000 Ordinary Shares and 26,081,176 Series B Preferred Shares issued by Golden Axe Inc. for a total consideration of $18,943 (the "Consideration"). The Company paid $1,143 in December 2015 and $7,167 of the Consideration was settled by both paying cash and forgiving previous loans provided to Golden Axe Inc. in January 2016, at which point, $10,633 of the Consideration remained outstanding. In 2016, concurrent with a restructuring of Golden Axe, the Company entered into a subsequent agreement to acquire 20.46% equity interest of a related entity, Shenzhen Golden Axe Co, Ltd. (collectively with Golden Axe Inc., "Golden Axe"), for the remainder of the Consideration of $10,633. As a result, the Company held 20.46% equity interest of Golden Axe as of December 31, 2016 and recognized its share of loss of $nil and $2,275 for the years ended December 31, 2015 and 2016, respectively.

(v)	Others represents other equity method investments with individual carrying amounts less than $15,000 as of December 31, 2015 and 2016, respectively.

(vi)
In April 2011, the Company acquired 2% equity interest of Hylink at total cash consideration of $2,381. Hylink is mainly engaged in advertising agency service. The Company was not able to exercise significant influence over the operating and financial decisions of Hylink, and thus the Company used the cost method to account for its investment.

(vii)
In August 2014, the Company entered into an agreement to purchase Series B Preferred Shares issued by StoreDot at total cash consideration of $10,001 and held 6.06% equity interest of StoreDot. The Company was not able to exercise significant influence over the operating and financial decisions of StoreDot, and thus the Company used the cost method to account for its investment.

(viii)
In November 2014, the Company entered into an agreement to acquire 10% equity interest of GoGo for a total consideration of $8,100. In May 2015, June 2015 and May 2016, the Company acquired additional equity interest of GoGo for a total consideration of $5,000, $3,000 and $500, respectively. The Company held 13.89% and 10.48% equity interest of GoGo as of December 31, 2015 and 2016, respectively. The Company was not able to exercise significant influence over the operating and financial decisions of GoGo, and thus the Company used the cost method to account for its investment. As of December 31, 2016, the Company performed an impairment analysis and recognized an OTTI loss of $5,473 in 2016.

(ix)
In January 2015, the Company entered into an agreement to purchase 5,579,734 Series E Preferred Shares issued by Motif for a total consideration of $40,000 and held 10% equity interest of Motif as of December 31, 2015. The Company was not able to exercise significant influence over the operating and financial decisions of Motif, and thus the Company used the cost method to account for its investment. As of December 31, 2016, the Company performed an impairment analysis and recognized an OTTI loss of $32,300 in 2016.

(x)
In March 2015, the Company entered into an agreement to purchase 6,153,999 Series C Preferred Shares issued by LendingHome for a total consideration of $65,843 and held 14.72% equity interest of LendingHome as of December 31, 2015. The Company was not able to exercise significant influence over the operating and financial decisions of LendingHome, and thus the Company used the cost method to account for its investment.

(xi)
In January 2015, the Company acquired 204,471 Series A Preferred Shares issued by Credit Shop at a price of $73.36 for a total consideration of $15,000. Additionally, the parties also reached an agreement, whereby the Company would provide a revolving line of credit up to $15,000 to Credit Shop. That agreement also included an option whereby the Company or Credit Shop have the option to convert the full $15,000 revolving line into Series A Preferred Shares of Credit Shop. Prior to or in conjunction with the exercise of the option, the Company is required to have fully funded the $15,000 revolving loan. Additionally, upon the exercise of the option, the Company is also required to purchase additional Series A Preferred Shares from Credit Shop in the amount of $5,000.

Such option is not legally detachable or transferable and therefore was not separately accounted. In December 2015, Credit Shop exercised the option; the Company therefore purchased $20,000 of Series A Preferred Shares in February 2016. As of December 31, 2016, the Company held 40.99% equity interest of Credit Shop. The Company accounted for the investment under the cost method given that such shares have substantive liquidation preference over ordinary shares and are not considered in-substance common stock.

(xv)
In November 2014, the Company acquired 35,040,427 Series C Preferred Shares issued by Snowball at a price of $0.9988 per share. As part of the acquisition, the Company received a detachable preferred share warrant, exercisable within 2 years of the share acquisition, to (1) purchase additional up to 8,872,590 Series C Preferred Share at a price of $1.6906 per share; (2) if Snowball issued subsequent equity securities, purchase such subsequent equity securities at a price amounting to the lower of $1.6906 and the per share price paid by investors purchasing such subsequent equity securities. The total consideration for the purchase of Series C Preferred Shares and warrant was $34,998, of which $901 was allocated to the value of warrant based on its fair value at the acquisition date. The Company did not exercise the warrant and it expired in September 2016. As a result, the Company recorded a loss of $901.

The Company has determined that the Series C Preferred Shares are redeemable at the option of the investors according to the redemption terms further included below:

(1)
Each holder of the preferred shares then outstanding may require Snowball to redeem all but not less than all of the then outstanding preferred shares held by such requesting holder, at any time after the earliest of (i) five years from the issuance of the preferred shares if there is no firm commitment underwritten registered public offering of the shares or other securities of Snowball, (ii) any material adverse change in the regulatory environment, or (iii) any material breach by Snowball and/or the founders of Snowball of the preferred share purchase agreements, the shareholders’ agreement, the Amended Memorandum and Articles of Snowball, or other relevant agreements and documents.

(2)
The redemption price per preferred share shall be the sum of the original issue price (as adjusted) and all declared but unpaid dividends, plus an assumed 8 percent compounded per annum return for each year the preferred shares were outstanding.

As such, the Company determined that the shares are debt securities in nature and accounted for those as available-for-sale securities. Unrealized holding gains of $1,437 and $803 were reported in other comprehensive income for the years ended December 31, 2015 and 2016, respectively.

Summary of financial information of the equity method investments

	As of December 31,
	2015	2016

Total current assets	$2,606,921	$7,176,015
Total assets	2,753,244	7,250,680
Total current liabilities	1,144,880	5,280,536
Total liabilities	1,220,771	$5,340,139
Noncontrolling interests	$-	$443,885

	For the years ended December 31,
	2014	2015	2016

Net revenues	$117,896	$199,069	$406,686
Gross profits	$104,908	$167,512	$351,782
Income (loss) from continuing operations	$36,157	$(58,658)	$(25,455)
Net income (loss)	$36,157	$(58,658)	$(25,455)

Schedule of long-term available-for-sale investments
	As of December 31, 2016				As of December 31, 2015
		Gross	Other-than			Gross
		unrealized	-temporary	Fair		unrealized	Fair
	Cost	gains	impairment	value	Cost	gains	value

Convertible redeemable preferred shares	$172,928	$16,387	$(50,830)	$138,485	$183,644	$35,634	$219,278
Convertible debt	4,700	-	-	4,700	6,500	-	6,500

Total	$177,628	$16,387	$(50,830)	$143,185	$190,144	$35,634	$225,778